Other disclosures - Fair value of liabilities not measured in fair value (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)
Financial liabilities
Financial liabilities		$ 1,259,588		$ 1,191,900
Deposits - Customers
Financial liabilities
Financial liabilities		711,458		690,566
Marketable debt securities
Financial liabilities
Financial liabilities		103,062		96,296
Financial liabilities at amortized cost category | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value		93,297		76,461
Financial liabilities		94,849		76,515
Financial liabilities at amortized cost category | Deposits - Customers
Financial liabilities
Financial liabilities, fair value		647,451		608,459
Financial liabilities		646,089		608,776
Financial liabilities at amortized cost category | Marketable debt securities
Financial liabilities
Financial liabilities, fair value		98,053		86,498
Financial liabilities		98,312		85,792		$ 77,668
Financial liabilities at amortized cost category | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value		37,609		37,434
Financial liabilities	$ 1,894	37,228	$ 1,825	35,885	$ 1,822	$ 37,576
Financial liabilities at amortized cost category | Other financial liabilities
Financial liabilities
Financial liabilities, fair value		13,804		13,463
Financial liabilities		13,806		13,463
Level 1 | Financial liabilities at amortized cost category | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value				31,157
Level 1 | Financial liabilities at amortized cost category | Deposits - Customers
Financial liabilities
Financial liabilities, fair value				13,867
Level 1 | Financial liabilities at amortized cost category | Marketable debt securities
Financial liabilities
Financial liabilities, fair value		98,053		20,330
Level 1 | Financial liabilities at amortized cost category | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value		37,609		37,434
Level 1 | Financial liabilities at amortized cost category | Other financial liabilities
Financial liabilities
Financial liabilities, fair value		13,804		13,463
Level 2 | Financial liabilities at amortized cost category | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value		89,298		42,988
Level 2 | Financial liabilities at amortized cost category | Deposits - Customers
Financial liabilities
Financial liabilities, fair value		647,451		594,592
Level 2 | Financial liabilities at amortized cost category | Marketable debt securities
Financial liabilities
Financial liabilities, fair value				66,168
Level 3 | Financial liabilities at amortized cost category | Deposits - Credit institutions
Financial liabilities
Financial liabilities, fair value		$ 3,999		$ 2,316